Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,476,258
Previously Paid Amount	0
Total Fee Amount	130,207.92
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of €750,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of €747,540,000.
Net Fee	$ 130,207.92
Narrative - Max Aggregate Offering Price	$ 747,540,000
Narrative - Max Aggregate Offering Amount	750,000,000
Final Prospectus	true